Premium Income and Premiums Paid to Reinsurers - Summary of Premiums Paid to Reinsurers- Premium Income and Premiums Paid to Reinsurers - Summary of Premium Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Expenses arising from reinsurance held	€ 3,431	€ 3,176	€ 2,979
Life insurance general account [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Expenses arising from reinsurance held	3,214	2,932	2,694
Non-life insurance [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Expenses arising from reinsurance held	217	244	286
accident and health insurance [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Expenses arising from reinsurance held	205	238	268
General insurance [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Expenses arising from reinsurance held	€ 13	€ 7	€ 18